Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 51.6%
Communication Services - 8.1%
Alphabet, Inc. - Class A (a)	109,474	$14,529,389
Alphabet, Inc. - Class C (a)	108,271	14,411,953
Charter Communications, Inc. - Class A (a)(b)	5,975	2,421,010
Comcast Corp. - Class A	164,318	7,437,033
Electronic Arts, Inc. (b)	10,799	1,472,444
Meta Platforms, Inc. - Class A (a)	57,156	18,209,902
Netflix, Inc. (a)	17,572	7,713,581
Sirius XM Holdings, Inc. (b)	152,904	779,810
The Trade Desk, Inc. (a)(b) - Class A	17,591	1,605,355
T-Mobile US, Inc. (a)	47,447	6,536,773
Warner Bros Discovery, Inc. (a)(b)	96,265	1,258,183
		76,375,433
Consumer Discretionary - 7.1%
Airbnb, Inc. - Class A (a)(b)	16,325	2,484,502
Amazon.com, Inc. (a)	189,077	25,275,813
Booking Holdings, Inc. (a)	1,473	4,375,988
eBay, Inc.	21,141	940,986
JD.com, Inc. - ADR (b)	17,957	741,804
Lucid Group, Inc. (a)(b)	89,765	683,112
Lululemon Athletica, Inc. (a)	4,836	1,830,571
Marriott International, Inc.	12,068	2,435,443
MercadoLibre, Inc. (a)(b)	1,971	2,440,197
O'Reilly Automotive, Inc. (a)	2,436	2,255,224
PDD Holdings, Inc. - ADR (a)	24,080	2,162,866
Ross Stores, Inc.	13,508	1,548,557
Starbucks Corp.	45,264	4,597,465
Tesla Motors, Inc. (a)	58,387	15,614,435
		67,386,963
Consumer Staples - 3.4%
Costco Wholesale Corp.	17,516	9,820,696
Dollar Tree, Inc. (a)	8,734	1,347,918
Keurig Dr Pepper, Inc.	55,441	1,885,548
Mondelez International, Inc.	53,778	3,986,563
Monster Beverage Corp. (a)	41,344	2,376,867
PepsiCo, Inc.	54,422	10,201,948
The Kraft Heinz Co.	48,445	1,752,740
Walgreens Boots Alliance, Inc. (b)	34,060	1,020,778
		32,393,058
Energy - 0.3%
Baker Hughes Co.	40,024	1,432,459
Diamondback Energy, Inc. (b)	7,157	1,054,369
		2,486,828
Financials - 0.3%
PayPal Holdings, Inc. (a)	44,101	3,343,738

Health Care - 3.6%
Align Technology, Inc. (a)(b)	3,001	1,134,048
Amgen, Inc.	21,144	4,950,868
AstraZeneca PLC - ADR	23,420	1,679,214
Biogen, Inc. (a)	5,728	1,547,648
DexCom, Inc. (a)	15,316	1,907,761
GE HealthCare Technologies, Inc.	18,000	1,404,000
Gilead Sciences, Inc.	49,238	3,748,981
IDEXX Laboratories, Inc. (a)(b)	3,293	1,826,726
Illumina, Inc. (a)(b)	6,257	1,202,283
Intuitive Surgical, Inc. (a)	13,885	4,504,294
Moderna, Inc. (a)	15,020	1,767,253
Regeneron Pharmaceuticals, Inc. (a)	4,268	3,166,472
Seagen, Inc. (a)	7,455	1,429,720
Vertex Pharmaceuticals, Inc. (a)	10,159	3,579,422
		33,848,690
Industrials - 2.5%
Automatic Data Processing, Inc.	16,294	4,028,854
Cintas Corp.	3,980	1,998,119
Copart, Inc. (a)	18,851	1,666,240
CSX Corp.	80,328	2,676,529
Fastenal Co.	22,515	1,319,604
Honeywell International, Inc.	26,269	5,099,601
Old Dominion Freight Line, Inc.	4,341	1,821,006
PACCAR, Inc.	20,696	1,782,547
Paychex, Inc.	14,204	1,782,176
Verisk Analytics, Inc.	5,753	1,317,092
		23,491,768
Information Technology - 25.6%
Adobe, Inc. (a)	18,157	9,916,809
Advanced Micro Devices, Inc. (a)	63,663	7,283,047
Analog Devices, Inc.	19,775	3,945,706
ANSYS, Inc. (a)	3,433	1,174,429
Apple, Inc.	289,795	56,930,228
Applied Materials, Inc.	33,222	5,036,123
ASML Holding NV	3,456	2,475,913
Atlassian Corp. - Class A (a)	6,003	1,092,186
Autodesk, Inc. (a)	8,463	1,794,071
Broadcom, Inc.	16,477	14,807,056
Cadence Design System, Inc. (a)	10,754	2,516,544
Cisco Systems, Inc.	161,056	8,381,354
Cognizant Technology Solutions Corp.	20,083	1,326,081
Crowdstrike Holdings, Inc. - Class A (a)	8,837	1,428,589
Datadog, Inc. - Class A (a)	11,721	1,368,075
Enphase Energy, Inc. (a)(b)	5,375	816,086
Fortinet, Inc. (a)	31,006	2,409,786
GlobalFoundries, Inc. (a)	21,605	1,376,022
Intel Corp.	164,834	5,896,112
Intuit, Inc.	11,101	5,680,382
KLA Corp.	5,439	2,795,374
Lam Research Corp.	5,327	3,827,396
Marvell Technology, Inc.	33,976	2,212,857
Microchip Technology, Inc.	21,589	2,028,071
Micron Technology, Inc.	43,249	3,087,546
Microsoft Corp.	136,962	46,008,275
Nvidia Corp.	45,466	21,245,807
NXP Semiconductors NV	10,230	2,281,085
ON Semiconductor Corp. (a)	17,074	1,839,724
Palo Alto Networks, Inc. (a)(b)	12,094	3,023,016
Qualcomm, Inc.	43,992	5,814,423
Synopsys, Inc. (a)	5,965	2,694,987
Texas Instruments, Inc.	35,827	6,448,860
Workday, Inc. - Class A (a)(b)	8,094	1,919,330
Zoom Video Communications, Inc. - Class A (a)	9,905	726,532
Zscaler, Inc. (a)	5,723	917,855
		242,525,737
Real Estate - 0.1%
CoStar Group, Inc. (a)	16,163	1,357,207

Utilities - 0.6%
American Electric Power Co., Inc.	20,338	1,723,442
Constellation Energy Corp. (b)	12,864	1,243,306
Exelon Corp.	39,301	1,645,140
Xcel Energy, Inc.	21,750	1,364,377
		5,976,265
TOTAL COMMON STOCKS (Cost $392,982,481)		489,185,687

SHORT-TERM INVESTMENTS - 48.3%	Principal Amount
Money Market Deposit Accounts - 2.3%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$21,841,691	21,841,691
U.S. Treasury Bill - 46.0%
0.00%, 8/31/2023	437,991,000	436,073,878
TOTAL SHORT-TERM INVESTMENTS (Cost $457,946,455)		457,915,569

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	20,078,917	20,078,917
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,078,917)		20,078,917

Total Investments (Cost $871,007,853) - 102.0%		967,180,173
Liabilities in Excess of Other Assets - (2.0)%		(18,907,200)
TOTAL NET ASSETS - 100.0%		$948,272,973

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $19,722,204 or 2.1% of net assets.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 489,185,687	$ -	$ -	$ -	$ 489,185,687
Short-Term Investments	21,841,691	436,073,878	-	-	457,915,569
Investments Purchased with Proceeds from Securities Lending	-	-	-	20,078,917	20,078,917
Total Investments in Securities	$ 511,027,378	$ 436,073,878	$ -	$ 20,078,917	$ 967,180,173
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.